CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 3,691	$ 6,578
Cash and cash equivalents	$ 3,691	$ 6,578